Fair Value Measurement - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Nonrecurring
Fair Value Measurements
Assets fair value	¥ 0	¥ 0
Liabilities fair value	0	0
Impairment charge	0	0
Level 1 | Recurring
Fair Value Measurements
Assets fair value	138,715,195	75,814,754
Level 1 | Recurring | Money Market Funds
Fair Value Measurements
Cash equivalents	72,681,599	31,335,350
Level 1 | Recurring | Equity securities
Fair Value Measurements
Short-term investments	66,033,596	44,479,404
Level 2 | Recurring
Fair Value Measurements
Assets fair value	51,749,817	30,174,210
Level 2 | Recurring | Available-for-sale debt securities
Fair Value Measurements
Short-term investments	19,599,692	6,319,014
Other non-current assets	32,150,125	23,855,196
Level 3 | Recurring
Fair Value Measurements
Assets fair value	494,889	506,126
Level 3 | Recurring | Investments in convertible bonds
Fair Value Measurements
Short-term investments	¥ 494,889	¥ 506,126